GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclouse of goodwill key assumptions used for value-in-use calculation [line items]
Period over which calculations use pre-tax cash flow projections based on financial forecasts prepared by management	5 year
Railroad Businesses [member]
Disclouse of goodwill key assumptions used for value-in-use calculation [line items]
Gross margin	17.76%	18.92%
Growth rate	2.00%	2.00%
Discount rate	12.44%	12.44%